Share-Based Compensation - Summary of Options Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding beginning balance	29,283,953
Number of options, Granted	7,899,352
Number of options, Exercised	(4,386,870)
Number of options, Forfeited	(1,530,134)
Number of options, Outstanding ending balance	31,266,301	29,283,953
Number of options, Exercisable	16,160,890
Weighted average exercise price per option, Outstanding beginning balance	$ 0.0123
Weighted average exercise price per option, Granted	0.0002
Weighted average exercise price per option, Exercised	0.0002
Weighted average exercise price per option, Forfeited	0.0025
Weighted average exercise price per option, Outstanding ending balance	0.0114	$ 0.0123
Weighted average exercise price per option, Exercisable	$ 0.0219
Weighted average remaining contractual term options outstanding	7 years 10 days	7 years 3 months 7 days
Weighted average remaining contractual life, Exercisable	5 years 4 months 13 days
Aggregated intrinsic value, Outstanding beginning balance	$ 120,175	$ 101,402
Aggregated intrinsic value, Exercisable	$ 61,947
Options classified as Equity Awards [Member] | 2018 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding beginning balance	3,812,301
Number of options, Repurchased	(126,366)
Number of options, Forfeited	(106,668)
Number of options, Outstanding ending balance	3,579,267	3,812,301
Number of options, Exercisable	3,238,055
Weighted average exercise price per option, Outstanding beginning balance	$ 1.6516
Weighted average exercise price per option, Repurchased	2.0302
Weighted average exercise price per option, Forfeited	$ 0.1282
Weighted average exercise price per option, Outstanding ending balance	1.6883	$ 1.6516
Weighted average exercise price per option, Exercisable	$ 1.866
Weighted average remaining contractual term options outstanding	4 years 7 months 2 days	5 years 8 months 8 days
Weighted average remaining contractual life, Exercisable	4 years 3 months 14 days
Aggregated intrinsic value, Outstanding beginning balance	$ 0	$ 0
Aggregated intrinsic value, Exercisable	$ 0